EQUITY (Tables)	12 Months Ended
Jun. 30, 2025
Equity [Abstract]
SCHEDULE OF SHARE OPTION ACTIVITY

The following table summarized the Company’s share option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years

Outstanding June 30, 2022	11,000	$30.0	-
Exercisable, June 30, 2022	11,000	$30.0	-
Granted	82,500	20.0	-
Cancelled	-	-	-
Exercised	-	-	-
Outstanding June 30, 2023	93,500	$20.0	5.03
Exercisable, June 30, 2023	25,000	$20.0	5.03
Granted	-	-	-
Cancelled	(18,500)	-	-
Exercised	-	-	-
Outstanding June 30, 2024	75,000	$20.0	3.58
Exercisable, June 30, 2024	50,000	$20.0	3.58
Granted	-	-	-
Cancelled	-	-	-
Exercised	-	-	-
Outstanding June 30, 2025	75,000	20.0	2.58
Exercisable, June 30, 2025	75,000	20.0	2.58